Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)	17.00%
Revenues | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)			32.00%
Revenues | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%
Accounts receivable | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)	67.00%	55.00%
Costs and expenses | Supplier risk | Supplier D
Concentration Risk [Line Items]
Concentration risk (as a percent)			22.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank E
Concentration Risk [Line Items]
Concentration risk (as a percent)	74.00%	81.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank F
Concentration Risk [Line Items]
Concentration risk (as a percent)	25.00%	16.00%